Consolidated Statement of Comprehensive Income - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2021	Oct. 31, 2020	Jan. 31, 2020
Statement of comprehensive income [abstract]
Net income	$ 2,398	$ 1,899	$ 2,326
Net change in unrealized foreign currency translation gains (losses):
Net unrealized foreign currency translation gains (losses)	(1,406)	(548)	(1,186)
Net gains (losses) on hedges of net investments in foreign operations	506	6	229
Income tax expense (benefit):
Net unrealized foreign currency translation gains (losses)	(7)	16	1
Net gains (losses) on hedges of net investments in foreign operations	133	1	60
Other comprehensive income on foreign currency translation and hedges of net investments net of tax	(1,026)	(559)	(1,018)
Net change in fair value due to change in debt instruments measured at fair value through other comprehensive income:
Net gains (losses) in fair value	(59)	(235)	174
Reclassification of net (gains) losses to net income	106	139	(75)
Income tax expense (benefit):
Net gains (losses) in fair value	(17)	(59)	72
Reclassification of net (gains) losses to net income	24	37	(25)
Other comprehensive income net of tax available for sale financial assets net of tax	40	(74)	52
Net change in gains (losses) on derivative instruments designated as cash flow hedges:
Net gains (losses) on derivative instruments designated as cash flow hedges	1,138	(661)	227
Reclassification of net (gains) losses to net income	(1,392)	385	(122)
Income tax expense (benefit):
Net gains (losses) on derivative instruments designated as cash flow hedges	306	(181)	67
Reclassification of net (gains) losses to net income	(362)	106	(37)
Other comprehensive income net of tax cash flow hedges	(198)	(201)	75
Other comprehensive income (loss) from investments in associates	12	7	(27)
Net change in remeasurement of employee benefit plan asset and liability:
Actuarial gains (losses) on employee benefit plans	641	291	(358)
Income tax expense (benefit)	171	76	(93)
Other comprehensive income net of tax actuarial gains (losses) on employee benefit plans	470	215	(265)
Net change in fair value due to change in equity instruments designated at fair value through other comprehensive income:
Net gains (losses) in fair value	169	(44)	54
Income tax expense (benefit)	22	(17)	18
Other comprehensive income net of tax for equity instruments designated at fair value through other comprehensive income	147	(27)	36
Net change in fair value due to change in own credit risk on financial liabilities designated under the fair value option:
Change in fair value due to change in own credit risk on financial liabilities designated under the fair value option	(178)	(211)	(12)
Income tax expense (benefit)	(47)	(55)	(3)
Other comprehensive income net of tax change in fair value due to change in own credit risk on financial liabilities designated under the fair value option	(131)	(156)	(9)
Other comprehensive income (loss) from investments in associates	19		(7)
Other comprehensive income (loss)	(667)	(795)	(1,163)
Total comprehensive income	1,731	1,104	1,163
Comprehensive income (loss) attributable to non-controlling interests	83		(38)
Comprehensive income attributable to equity holders of the Bank	1,648	1,104	1,201
Preferred shareholders and other equity instrument holders	43	82	25
Common shareholders	$ 1,605	$ 1,022	$ 1,176